Note 21 - Segmented Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
21.	Segmented information

Operating segments

The Company has two reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides franchised and company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office. The reportable segment information excludes intersegment transactions.

2022	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,772,258	$1,973,577	$-	$3,745,835
Depreciation and amortization	28,611	81,439	90	110,140
Operating earnings (loss)	138,873	111,638	(31,485)	219,026
Other income, net				146
Interest expense, net				(25,191)
Income taxes				(48,974)

Net earnings				$145,007

Total assets	$836,691	$1,931,847	$5,976	$2,774,514
Total additions to long lived assets	56,354	152,960	1,848	211,162

2021	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,585,431	$1,663,641	$-	$3,249,072
Depreciation and amortization	28,470	70,404	91	98,965
Operating earnings (loss)	127,297	106,579	(32,234)	201,642
Other income, net				23,399
Interest expense, net				(16,036)
Income taxes				(52,875)

Net earnings				$156,130

Total assets	$805,351	$1,698,257	$5,415	$2,509,023
Total additions to long lived assets	74,968	258,975	2,035	335,978

Geographic information

Revenues in each geographic region are reported by customer locations.

	2022	2021

United States
Revenues	$3,279,533	$2,864,364
Total long-lived assets	1,290,619	1,207,605

Canada
Revenues	$466,302	$384,708
Total long-lived assets	336,474	315,660

Consolidated
Revenues	$3,745,835	$3,249,072
Total long-lived assets	1,627,093	1,523,265